Expense Example, No Redemption - JPMorgan Mortgage-Backed Securities ETF - JPMorgan Mortgage-Backed Securities ETF	Feb. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 25
Expense Example, No Redemption, 3 Years	77
Expense Example, No Redemption, 5 Years	166
Expense Example, No Redemption, 10 Years	$ 428